Other administrative expenses - Summary of Information About Other Administrative Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Administrative Expenses [Abstract]
Professional services	SFr 2,918	SFr 6,053
Other administrative expenses	2,473	1,694
Total other administrative expenses	SFr 5,391	SFr 7,747